INTEREST RESERVE (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INTEREST RESERVE [Abstract]
INTEREST RESERVE
8.	INTEREST RESERVE
At September 30, 2021 and December 31, 2020, the Company had eight and one loans, respectively, that included a loan funded interest reserve. For the three and nine months ended September 30, 2021, approximately $1.8 million and $2.5 million, respectively, of interest income was earned and disbursed from the interest reserve.
The following table presents changes in interest reserve as of and for the three and nine months ended September 30, 2021 and for the period from July 31, 2020 to September 30, 2020:
	For the three months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020	For the nine months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020
Beginning reserves	$ 5,547,863	$ —	$ 1,325,750	$ —
New reserves	4,525,468	1,400,000	9,450,468	1,400,000
Reserves disbursed	(1,819,036)	—	(2,521,923)	—
Ending reserves	$ 8,254,295	$ 1,400,000	$ 8,254,295	$ 1,400,000

8.	INTEREST RESERVE
At December 31, 2020, the Company had one loan that included a loan funded interest reserve. As of December 31, 2020, approximately $74 thousand of interest income was earned and disbursed from the interest reserve.
The following table presents changes in interest reserve as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:
For the period from July 31, 2020 to December 31, 2020
Initial reserves	$ —
New reserves	1,400,000
Reserves disbursed	(74,250)
Total Interest reserve	$ 1,325,750